FINANCE COSTS, NET (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about finance costs [Line Items]
Interest expense	$ 366	$ 357
Amortization of debt issue costs	1	1
Amortization of premium	0	(1)
Interest on lease liabilities	4	5
Loss on interest rate hedges	1	3
Interest capitalized	(29)	(16)
Accretion expense	66	48
Gain on debt extinguishment	(14)	0
Finance income	(94)	(42)
Total	301	355
Interest paid, classified as operating activities	$ 305	$ 303
Capitalisation rate of borrowing costs eligible for capitalisation	6.20%	6.00%